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                            UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549
                              Form 13F
                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings
entries.

Institutional Investment Manager Filing this Report:
Name: Navellier Fund Management, Inc.
Address: One E. Liberty St.
         Reno, NV 89501

Form 13F File Number: 28-7408
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Arjen Kuyper
Title: Chief Operations Officer
Phone: (775) 785-9421
Signature, Place, and Date of Signing:
Arjen Kuyper  Reno, Nevada  August 11, 2000
[Signature] [City, State] [Date]
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


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[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number Name
28-____________ ________________________________
[Repeat as necessary.]

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Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: ______________
Form 13F Information Table Entry Total: ______________
Form 13F Information Table Value Total: $______________
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No. Form 13F File Number Name
____ 28-____________ ________________________
[Repeat as necessary.

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Navellier Fund Management, Inc.
FORM 13F
June 30, 2000
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

                                                                                                     Voting Authority
                                                                                                     ----------------
                                                      Value    Shares/ Sh/   Put/  Invstmt
Name of Issuer          Title of class CUSIP        (x$1000)   Prn Amt Prn   Call  Dscretn  Managers   Sole     Shared    None
---------------------   -------------- -----        --------   ------- ---   ----  -------  --------   -----    -------   ----
Adobe Systems             COM          00724F101       42250    325000 SH          Sole                325000
Adtran Inc.               COM          00738A106       11155    186300 SH          Sole                186300
Advanced Fiber            COM          00754A105       20545    453400 SH          Sole                453400
Alpha Inds Inc.           COM          020753109       16568    376000 SH          Sole                376000
Apache                    COM          037411105       14821    252000 SH          Sole                252000
Applied Micro Circuits    COM          03822W109       32508    329200 SH          Sole                329200
Arthrocare Corp           COM          043136100       10915    204979 SH          Sole                204979
Aspect Telecom            COM          04523Q102       15568    396000 SH          Sole                396000
Avx Corp.                 COM          002444107       13006    567000 SH          Sole                567000
BJ Service Co.            COM          055482103       31919    510700 SH          Sole                510700
BroadVision Inc.          COM          111412102       28110    553200 SH          Sole                553200
C & D Technologies Inc.   COM          124661109       10334    182900 SH          Sole                182900
CDW Computer Centers      COM          125129106       32931    526900 SH          Sole                526900
Cognex Corp               COM          192422103       13031    251800 SH          Sole                251800
Curagen Corporation       COM          23126R101       19424    510300 SH          Sole                510300
Cytyc Corp.               COM          232946103       13792    258400 SH          Sole                258400
DSP Group                 COM          23332B106       19001    339300 SH          Sole                339300
Diamond Tech              COM          252762109       28635    325400 SH          Sole                325400
Digital Lightwave         COM          253855100       23160    230300 SH          Sole                230300
Emulex Corp.              COM          292475209       16146    245800 SH          Sole                245800
I2 Technologies           COM          465754109       17225    165200 SH          Sole                165200
Intl Rectifier            COM          460254105        1120     20000 SH          Sole                 20000
Kemet Corp                COM          488360108       17968    716900 SH          Sole                716900
Kopin Corp.               COM          500600101       20145    290900 SH          Sole                290900
LTX Corp.                 COM          502392103        9898    283300 SH          Sole                283300
Littelfuse, Inc.          COM          537008104        5880    120000 SH          Sole                120000
MRV Communications        COM          553477100       12932    192300 SH          Sole                192300
Macrovision Corp          COM          555904101       13321    208400 SH          Sole                208400
Mattson Technology Inc.   COM          577223100       11888    365800 SH          Sole                365800
Medimmune Inc.            COM          584699102       23414    316400 SH          Sole                316400
Mentor Graphics           COM          587200106       19088    960400 SH          Sole                960400
Mercury Interactive Corp  COM          589405109       37684    389500 SH          Sole                389500
Newport Corp.             COM          651824104       23934    222900 SH          Sole                222900
Power Wave Tech.          COM          739363109       29040    660000 SH          Sole                660000
Power-One Inc.            COM          739308104       22867    200700 SH          Sole                200700
Powertel                  COM          73936C109       17132    241500 SH          Sole                241500
SDL  Inc.                 COM          784076101       33937    119000 SH          Sole                119000
Sandisk Corp              COM          80004C101       20021    327200 SH          Sole                327200
Scientific Atlanta        COM          808655104       28995    389200 SH          Sole                389200
Silicon Storage Tech Inc. COM          827057100       29028    328700 SH          Sole                328700
Techne Corp               COM          878377100       18460    142000 SH          Sole                142000
Three-Five Systems        COM          88554L108       13166    223149 SH          Sole                223149
Titan Corp.               COM          888266103        6180    138100 SH          Sole                138100
TriQuint Semiconductor    COM          89674K103       47767    499200 SH          Sole                499200
Vishay Inter              COM          928298108       27809    733000 SH          Sole                733000
45 DATA RECORDS                                       922717           0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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